Document and Entity Information Document	Jul. 01, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 01, 2025
Entity File Number	001-01405
Entity Registrant Name	DELMARVA POWER & LIGHT COMPANY
Entity Tax Identification Number	51-0084283
Entity Address, Address Line One	500 North Wakefield Drive
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19702-5440
City Area Code	(202)
Local Phone Number	872-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000027879
Amendment Flag	false
Entity Emerging Growth Company	false
DELAWARE
Document Information [Line Items]
Entity Incorporation, State or Country Code	DE
VIRGINIA
Document Information [Line Items]
Entity Incorporation, State or Country Code	VA